FINANCIAL ASSETS AND LIABILITIES - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets and financial liabilities:
Derivative assets impacted by netting arrangements	$ 0	$ 0
Derivative liabilities impacted by netting arrangements	0	0
Long-term debt	3,128	140
Level 2
Financial assets and financial liabilities:
Available-for-sale debt securities	609	0
Prepaid expenses and other current assets
Financial assets and financial liabilities:
Derivative assets	9	0
Other accrued expenses and liabilities
Financial assets and financial liabilities:
Derivative liabilities	$ 1	$ 0